Employee benefit plans - Information about fair value of plan assets (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 234,050		¥ 233,945		¥ 232,027
Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		27,001		24,375
Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		6,112		6,785
Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		40,938		53,270
Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		4,569		4,321
Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	60,916		60,240
Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		53,835		53,098
Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		40,679		31,856
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		70,290		80,034
Level 1 [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		27,001		24,375
Level 1 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 1 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		40,938		53,270
Level 1 [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		2,351		2,389
Level 1 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]
Level 1 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 1 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		105,496		96,702
Level 2 [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		2,473
Level 2 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		2,218		1,932
Level 2 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	6,291		9,816
Level 2 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		53,835		53,098
Level 2 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		40,679		31,856
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		58,264		57,209		55,209
Level 3 [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		3,639		6,785		7,510
Level 3 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		54,625	[1]	50,424	[1]	¥ 47,699
Level 3 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets

[1]	Includes hedge funds and real estate funds.